Cost of Sales - Schedule of Cost of Sales (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cost of Revenue [Abstract]
Production and delivery	$ 887,628	$ 36,579
Depreciation and depletion	381,659	12,606
Write-down of carrying value of inventory	2,782
Cost of sales during mine operations	$ 1,272,069	$ 49,185